Nature of Business (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Grant Segments	Dec. 31, 2012	Dec. 31, 2011
Nature of Business (Textual)
Number of active business segments	2
Number of grants	4
Cash and cash equivalents	$ 5,856,242	$ 3,356,380	$ 5,996,668
Net increase in cash and cash equivalents	2,499,862	(2,640,288)
Percentage increase in cash and cash equivalents	74.00%
Working capital, carrying value	5,855,046	2,682,383
Increase in working capital	3,172,663
Percentage increase in working capital	118.00%
Proceed from issuance of common stock pursuant to Fusion equity line	235,975
Net cash used in operating activities	4,456,973	2,635,533
Increase in net cash used in provided by operating activities	1,821,440
Active grant funding available	33,200,000
Proceeds from net operating losses	750,356
Non-cash warrant liability	8,281,247
Net proceeds received from public offering	$ 6,738,588